Principal Accounting Policies - Property, Equipment and Software (Details)	Dec. 31, 2023
Computers and electronic equipment
Property, Plant and Equipment
Property, equipment and software useful life	3 years
Office equipment
Property, Plant and Equipment
Property, equipment and software useful life	3 years
Software
Property, Plant and Equipment
Property, equipment and software useful life	3 years